                    INVESTING
[Graphic:EV Logo]   FOR THE                               [Graphic:Fax Machine]
                    21ST
                    CENTURY -REGISTERED TRADEMARK-

SEMIANNUAL REPORT MARCH 31, 1999

  [Graphic:Statue]      EATON VANCE
                        INCOME FUND
                         OF BOSTON


  [Graphic:Boston]

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999
INVESTMENT UPDATE


[Photo]         INVESTMENT ENVIRONMENT
                -----------------------------------------------------------
Michael W.      - The high-yield market encountered some turbulence in the
Weilheimer        fall of 1998, as weakness in the emerging markets drove
Portfolio         investors toward the relative safety of U.S. Treasury
Manager           bonds. In recent months, however, with a strong economy,
                  continued low inflation and a resilient stock market, investors have returned to find excellent value within the high-yield sector.

- Amid the market volatility in October, quality spreads - the yield differential between Treasury and representative high-yield bonds - rose to more than 600 basis points (6.0%). The last occasion when spreads were that wide was in 1991, when the economy was just emerging from a recession.

- While the emerging markets and Japan faced an uncertain economic future, the U.S. economy continued to surge. Despite lagging foreign demand, gross domestic product rose a robust 4.5% in the first quarter of 1999, according to preliminary figures.

THE FUND
-------------------------------------------------------------------------------
  Performance for the Past Six Months

- The Fund's total return was 10.5% for the six months ended March 31, 1999.(1) This return was the result of a rise in net asset value per share from $8.03 on September 30, 1998 to $8.45 on March 31, 1999, and the reinvestment of $0.40 in dividends.

- Based on the Fund's closing net asset value per share of $8.45 on March 31, 1999, the Fund had a distribution rate of 9.50%.(2) The Fund's SEC 30-day yield at March 31, 1999 was 9.01%.(3)

- The Fund's risk-adjusted performance through March 31, 1999 again earned it a Five-Star Overall Morningstar Rating-TM- among 1,521 taxable bond funds.(4) Morningstar is a nationally recognized monitor of mutual fund performance.

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION
AS OF MARCH 31, 1999

PERFORMANCE(5)                                                       TEN LARGEST EQUITY HOLDINGS(6)
------------------------------------------------------------------   ----------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS  (AT NET ASSET VALUE)                   Nextel International, Inc.       2.9%
------------------------------------------------------------------   Viatel, Inc.                     2.6
One year                              3.3%                           Allegiance Telecom, Inc.         2.0
Five years                           10.4                            Muzak Holdings LLC               1.7
Ten years                            10.9                            Global Crossing Holdings PLC     1.6
                                                                     Esprit Telecom Group PLC         1.5
                                                                     Regal Cinemas, Inc.              1.5
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING 4.75% SALES CHARGE)      Jazztel PLC                      1.5
------------------------------------------------------------------   Hollywood Park, Inc.             1.5
One year                             -1.7%                           MDC Communications Corp.         1.5
Five years                            9.3
Ten years                            10.4


 (1) This return does not include the Fund's 4.75% maximum sales charge.
 (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Morningstar proprietary ratings reflect historical risk-adjusted performance through 3/31/99 and are subject to change every month. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the Fund's 3-, 5-, and 10-year returns (with fee adjustment) in excess of 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars. For the 3-year period, the Fund was rated 5 stars (1,521 funds), for the 5-year period, 5 stars (1,048 funds); and for the 10-year period, 5 stars (371 funds). Ratings may be lower for different periods.
  (5) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect sales charge as noted. (6) Ten largest holdings account for 18.3% of the Fund's investments, determined by dividing the total market value of the holdings by the total investments of the Fund. Holdings are subject to change.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

RECENT FUND SHIFTS

- Broadcasting and cable bonds were among the Fund's largest sector weightings at March 31. The dynamics of the cable business have shifted somewhat in recent years. While subscriber growth has slowed for larger companies, their broadband capabilities have allowed them to offer new services such as Internet access.

- International telecommunications companies have become an increasingly important focus of the Fund. Telephone and Internet usage is much lower in Europe than in the U.S. and the environment is less competitive, suggesting the possibility of strong growth in the future for well-positioned European companies.

- The Fund remained light on cyclical issues. While the economy continued to expand, the slowdown in Asian economies had a significant impact on companies that export goods and raw materials abroad.

OTHER DEVELOPMENTS IN THE FUND

- Allegiance Telecom was one of the Fund's largest holdings at March 31. Allegiance has executed its business plan extremely well, and the equity market has taken notice. It also has an excellent management team in place, led by Royce Holland, a former top executive of MFS Communications, a pioneer in the business.

- Esprit Telecom is building a high capacity fiber network throughout western Europe. In December, the company agreed to be purchased by Global Tele-Systems. The merger will create a communications company with the muscle to compete globally.

- The Fund found good value among smaller cable companies. Avalon Cable is a Michigan-based company that has steadily grown its business through purchases of local cable systems. With sound fundamentals, good growth prospects, and rising assets values, Avalon is well-positioned in the midwest market.
-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS & NOTES -- 86.1%


                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
Aerospace and Defense -- 0.5%
-------------------------------------------------------------------------
Transdigm, Inc., Sr. Sub. Notes,
10.375%, 12/1/08(1)                       $     1,300       $   1,326,000
-------------------------------------------------------------------------
                                                            $   1,326,000
-------------------------------------------------------------------------
Apparel -- 0.9%
-------------------------------------------------------------------------
Hosiery Corp. of America, Inc., Sr. Sub.
Notes, 13.75%, 8/1/02                     $       800       $     864,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                1,575           1,693,125
-------------------------------------------------------------------------
                                                            $   2,557,125
-------------------------------------------------------------------------
Auto and Parts -- 1.3%
-------------------------------------------------------------------------
American Axle and Manufacturing, Inc.,
Sr. Sub. Notes, 9.75%, 3/1/09(1)          $     1,200       $   1,233,000
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                  2,550           2,307,750
-------------------------------------------------------------------------
                                                            $   3,540,750
-------------------------------------------------------------------------
Broadcasting and Cable -- 9.2%
-------------------------------------------------------------------------
Adelphia Communications Corp., Sr.
Notes, 9.875%, 3/1/07                     $     1,120       $   1,232,000
Adelphia Communications Corp., Sr.
Notes, 10.50%, 7/15/04                            660             726,000
Avalon Cable Holdings LLC, Sr. Disc.
Notes, 11.875%, (0% until 2003),
12/1/08(1)                                      2,850           1,838,250
Avalon Cable of Michigan LLC, Sr. Sub.
Notes, 9.375%, 12/1/08(1)                         800             843,000
Century Communications, Sr. Notes,
8.75%, 10/1/07                                    400             417,000
Citadel Broadcasting Co., Guaranteed Sr.
Sub. Notes, 9.25%, 11/15/08                       340             367,200
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07                1,440           1,591,200
EchoStar DBS Corp., Sr. Notes, 9.375%,
2/1/09(1)                                       1,600           1,656,000
Golden Sky Systems, Sr. Disc. Notes,
13.50%,
(0% until 2004), 3/1/07(1)                      3,040           1,778,400
Golden Sky Systems, Sr. Sub. Notes,
144A, 12.375%, 8/1/06(1)                        1,710           1,898,100
Intermedia Capital Partners, Sr. Sub.
Notes, 11.25%, 8/1/06                             500             568,750
                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%,
(0% until 2004), 3/15/10(1)               $     2,812       $   1,525,510
Muzak Holdings LLC, Sr. Sub. Notes,
9.875%, 3/15/09(1)                              3,100           3,208,500
NTL, Inc., Sr. Notes, 9.75%, (0% until
2003), 4/1/08                                     800             544,000
NTL, Inc., Sr. Notes, 12.375%, (0% until
2003), 10/1/08(1)                               3,000           2,070,000
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06(1)                                 255             265,200
RCN Corp., Sr. Disc. Notes, 11.125%, (0%
until 2002), 10/15/07                             950             641,250
RCN Corp., Sr. Disc. Notes, 9.80%, (0%
until 2003), 2/15/08                              750             470,625
RCN Corp., Sr. Disc. Notes, 11.00%, (0%
until 2003), 7/1/08                               850             533,375
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08         2,450           1,408,750
Telewest PLC, Debs., 9.625%, 10/1/06               75              79,688
Telewest PLC, Debs., 11.00%, (0% until
2002), 10/1/07                                    620             545,600
United International Holdings, Inc., Sr.
Disc. Notes, 10.75%, (0% until 2003),
2/15/08                                         1,985           1,349,800
-------------------------------------------------------------------------
                                                            $  25,558,198
-------------------------------------------------------------------------
Building Products -- 1.0%
-------------------------------------------------------------------------
Panolam Industries International, Sr.
Sub. Notes, 11.50%, 2/15/09(1)            $       600       $     618,000
Wesco International, Inc., Sr. Disc.
Notes, 11.125%, (0% until 2003), 6/1/08         3,150           2,173,500
-------------------------------------------------------------------------
                                                            $   2,791,500
-------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.9%
-------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08          $     2,450       $   1,408,750
Apcoa, Inc., Guaranteed Sr. Sub. Notes,
9.25%, 3/15/08                                    830             784,350
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                 1,185           1,168,706
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                 1,400           1,358,000
Richmont Marketing Special, Sr. Sub.
Notes, 10.125%, 12/15/07(1)                     4,445           3,222,625
-------------------------------------------------------------------------
                                                            $   7,942,431
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
Business Services-Rental & Leasing -- 3.1%
-------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, 10.375%, 8/1/08                    $     1,000       $   1,001,250
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                        1,800           1,890,000
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003), 3/1/08          2,805           1,781,175
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003),
7/15/08(1)                                      3,400           2,125,000
Unisite, Inc., Sub. Notes, 13.00%, (0%
until 2000), 12/15/04(1)                        1,500           1,709,250
-------------------------------------------------------------------------
                                                            $   8,506,675
-------------------------------------------------------------------------
Chemicals -- 0.8%
-------------------------------------------------------------------------
NL Industries, Inc., Sr. Notes, 11.75%,
10/15/03                                  $     1,260       $   1,349,775
Sterling Chemicals Holdings, Inc., Sr.
Sub. Notes, 11.75%, 8/15/06                       870             817,800
-------------------------------------------------------------------------
                                                            $   2,167,575
-------------------------------------------------------------------------
Computer Equipment -- 0.7%
-------------------------------------------------------------------------
Unisys Corp., Sr. Notes, 11.75%,
10/15/04                                  $       400       $     453,000
Unisys Corp., Sr. Notes, 12.00%, 4/15/03        1,400           1,543,500
-------------------------------------------------------------------------
                                                            $   1,996,500
-------------------------------------------------------------------------
Consumer Products -- 2.4%
-------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                          $     1,120       $     957,600
Diamond Brands Operating Corp.,
Guaranteed Sr. Sub. Notes, 10.125%,
4/15/08                                         1,020             861,900
Diamond Brands, Inc., Sr. Debs.,
12.875%,
(0% until 2003), 4/15/09                          700             165,375
Glenoit Corp., Sr. Sub. Notes, 11.00%,
4/15/07                                         2,400           2,124,000
Icon Health and Fitness, Inc., Sr. Sub.
Notes, 13.00%, 7/15/02                            800             564,000
Jafra Cosmetics International, Inc.,
Guaranteed Sr. Sub. Notes, 11.75%,
5/1/08                                          1,000             897,500
United Industries Corp., Sr. Sub. Notes,
9.875%, 4/1/09(1)                               1,112           1,143,970
-------------------------------------------------------------------------
                                                            $   6,714,345
-------------------------------------------------------------------------

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
Containers and Packaging -- 1.7%
-------------------------------------------------------------------------
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                     $       985       $   1,041,638
Consumers Packaging, Inc., Sr. Notes,
9.75%, 2/1/07(1)                                  675             696,938
Packaging Corp. of America, Sr. Sub.
Notes, 9.625%, 4/1/09(1)                        1,100           1,127,500
Stone Container Corp., Sr. Notes,
12.58%, 8/1/16                                  1,800           1,923,750
-------------------------------------------------------------------------
                                                            $   4,789,826
-------------------------------------------------------------------------
Drugs -- 0.5%
-------------------------------------------------------------------------
King Pharmaceutical, Inc., Sr. Sub.
Notes, 10.75%, 2/15/09(1)                 $     1,250       $   1,281,250
-------------------------------------------------------------------------
                                                            $   1,281,250
-------------------------------------------------------------------------
Electronic Equipment -- 1.6%
-------------------------------------------------------------------------
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2000), 8/1/07    $     2,000       $   1,640,000
MCMS, Inc., Sr. Sub. Notes, 9.75%,
3/1/08                                            670             402,000
Viasystems, Inc., Sr. Sub. Notes, 9.75%,
6/1/07                                            895             854,725
Viasystems, Inc., Sr. Sub. Notes, 9.75%,
6/1/07                                            900             859,500
Wavetek Corp., Sr. Sub. Notes, 10.125%,
6/15/07                                           840             785,400
-------------------------------------------------------------------------
                                                            $   4,541,625
-------------------------------------------------------------------------
Entertainment -- 4.6%
-------------------------------------------------------------------------
Cinemark USA, Inc., Sr. Sub. Notes,
8.50%, 8/1/08                             $     1,660       $   1,643,400
Loews Cineplex Entertainment Corp., Sr.
Sub. Notes, 8.875%, 8/1/08                      1,700           1,702,125
Marvel Enterprises, Inc., Sr. Notes,
12.00%, 6/15/09(1)                              1,400           1,428,000
Premier Parks, Inc., Sr. Disc. Notes,
10.00%,
(0% until 2003), 4/1/08                         1,700           1,181,500
Premier Parks, Inc., Sr. Notes, 9.25%,
4/1/06                                          1,050           1,086,750
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08                                   3,320           3,411,300
Regal Cinemas, Inc., Sr. Sub. Notes,
8.875%, 12/15/10                                  830             815,475
SFX Entertainment, Inc., Sr. Sub. Notes,
9.125%, 12/1/08(1)                              1,400           1,438,500
-------------------------------------------------------------------------
                                                            $  12,707,050
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
Financial Services -- 0.6%
-------------------------------------------------------------------------
Willis Corroon Corp., Sr. Sub. Notes,
9.00%, 2/1/09(1)                          $     1,600       $   1,628,000
-------------------------------------------------------------------------
                                                            $   1,628,000
-------------------------------------------------------------------------
Foods -- 3.3%
-------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes, 9.625%,
8/1/07                                    $     1,860       $   1,813,500
Del Monte Corp., Sr. Notes, 12.25%,
4/15/07                                         2,820           3,183,075
Del Monte Foods Co., Sr. Disc. Notes,
12.50%,
(0% until 2002), 12/15/07                         875             654,063
Eagle Family Foods, Inc., Guaranteed Sr.
Notes, 8.75%, 1/15/08                             700             659,750
Grupo Azucarero Mexico, Sr. Notes,
11.50%, 1/15/05                                 1,200             429,000
International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                         2,250           2,458,125
-------------------------------------------------------------------------
                                                            $   9,197,513
-------------------------------------------------------------------------
Health Services -- 0.3%
-------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes, 9.625%,
12/15/05                                  $       800       $     796,000
-------------------------------------------------------------------------
                                                            $     796,000
-------------------------------------------------------------------------
Information Technology Services -- 3.4%
-------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes, 12.625%,
(0% until 2003), 3/1/08                   $     1,500       $     502,500
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                  1,610           1,768,988
PSINet, Inc., Sr. Notes, 11.50%, 11/1/08        2,400           2,718,000
Splitrock Services, Inc., Guaranteed Sr.
Notes, 11.75%, 7/15/08                          1,000             960,000
Verio, Inc., Sr. Notes, 13.50%, 6/15/04           800             928,000
Verio, Inc., Sr. Notes, 11.25%,
12/1/08(1)                                      2,200           2,491,500
-------------------------------------------------------------------------
                                                            $   9,368,988
-------------------------------------------------------------------------
Lodging and Gaming -- 6.2%
-------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes, 13.75%,
10/1/04                                   $     2,500       $   2,753,125
Coast Hotels and Casinos, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09(1)                         1,300           1,319,500

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------

Lodging and Gaming (continued)
-------------------------------------------------------------------------

Hollywood Casino Corp., Sr. Sub. Notes,
12.75%, 11/1/03                           $       700       $     768,250
Hollywood Park, Inc., Sr. Sub. Notes,
9.25%, 2/15/07(1)                                 600             619,500
Hollywood Park, Inc., Sr. Sub. Notes,
9.50%, 8/1/07                                   3,415           3,517,450
ITT Corp., Sr. Notes, 6.75%, 11/15/03           1,125           1,053,655
Lady Luck Gaming Corp., First Mortgage
Bonds, 11.875%, 3/1/01                          1,500           1,518,750
Station Casinos, Inc., Sr. Sub. Notes,
9.75%, 4/15/07                                  1,400           1,480,500
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                             750             785,625
Waterford Gaming LLC, Sr. Notes, 9.50%,
3/15/10(1)                                      3,250           3,343,438
-------------------------------------------------------------------------
                                                            $  17,159,793
-------------------------------------------------------------------------
Machinery -- 0.5%
-------------------------------------------------------------------------
Applied Power, Inc., Sr. Sub. Notes,
8.75%, 4/1/09                             $     1,250       $   1,250,000
-------------------------------------------------------------------------
                                                            $   1,250,000
-------------------------------------------------------------------------
Manufacturing -- 1.1%
-------------------------------------------------------------------------
IMO Industries, Sr. Sub. Notes, 11.75%,
5/1/06                                    $     1,070       $   1,086,050
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002),
6/15/09(1)                                      3,467           1,958,855
-------------------------------------------------------------------------
                                                            $   3,044,905
-------------------------------------------------------------------------
Medical Products -- 0.5%
-------------------------------------------------------------------------
Dade International, Inc., Sr. Sub.
Notes, 11.125%, 5/1/06                    $     1,200       $   1,314,000
-------------------------------------------------------------------------
                                                            $   1,314,000
-------------------------------------------------------------------------
Metals-Industrial -- 0.6%
-------------------------------------------------------------------------
Bulong Operations Pty Ltd., Sr. Notes,
12.50%, 12/15/08(1)                       $     1,000       $   1,012,500
California Steel Industries, Inc., Sr.
Notes, 8.50%, 4/1/09(1)                           500             506,250
-------------------------------------------------------------------------
                                                            $   1,518,750
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
Oil and Gas-Equipment and Services -- 1.3%
-------------------------------------------------------------------------
Dailey International, Inc., Sr. Notes,
9.50%, 2/15/08                            $     2,090       $     836,000
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                  1,000             450,000
RBF Finance Co., Guaranteed Sr. Notes,
11.375%, 3/15/09(1)                               800             832,000
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08         2,350           1,445,250
-------------------------------------------------------------------------
                                                            $   3,563,250
-------------------------------------------------------------------------
Oil and Gas-Exploration and Production -- 0.4%
-------------------------------------------------------------------------
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                            $       650       $     605,313
Gulf Canada Resources, Ltd., Sr. Notes,
8.375%, 11/15/05                                  550             529,810
-------------------------------------------------------------------------
                                                            $   1,135,123
-------------------------------------------------------------------------
Paper and Forest Products -- 1.3%
-------------------------------------------------------------------------
Asia Pulp and Paper, Debs, 12.00%,
12/29/49                                  $     1,500       $     630,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                             850             408,000
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07             600             331,500
Repap New Brunswick, Inc., Sr. Notes,
9.00%, 6/1/04                                     600             579,000
S.D. Warren Co., Sr. Sub. Notes, 12.00%,
12/15/04                                        1,200           1,300,500
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes, 10.00%,
8/1/04                                            700             376,250
-------------------------------------------------------------------------
                                                            $   3,625,250
-------------------------------------------------------------------------
Printing and Business Products -- 1.4%
-------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                    $     3,900       $   3,997,499
-------------------------------------------------------------------------
                                                            $   3,997,499
-------------------------------------------------------------------------
Publishing -- 0.6%
-------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25%, (0% until 2002), 12/15/08  $       730       $     474,500
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                             1,275           1,316,438
-------------------------------------------------------------------------
                                                            $   1,790,938
-------------------------------------------------------------------------

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
Restaurants -- 0.3%
-------------------------------------------------------------------------
Dominos, Inc., Sr. Sub. Notes, 10.375%,
1/15/09(1)                                $       700       $     726,250
-------------------------------------------------------------------------
                                                            $     726,250
-------------------------------------------------------------------------
Retail-Food and Drug -- 2.7%
-------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                           $     2,400       $   2,556,000
Pantry, Inc., Sr. Sub. Notes, 10.25%,
10/15/07                                        3,020           3,186,100
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                 1,550           1,739,875
-------------------------------------------------------------------------
                                                            $   7,481,975
-------------------------------------------------------------------------
Retail-General -- 2.5%
-------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875%,
(0% until 2003), 4/15/09                  $     1,000       $     618,750
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08                          1,600           1,632,000
Franks Nursery and Crafts, Sr. Sub.
Notes, 10.25%, 3/1/08                             800             804,000
Kindercare Learning Ctrs., Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                      1,900           1,909,500
SpinCycle, Inc., Sr. Disc. Notes,
12.75%, (0% until 2001), 5/1/05                   850             327,250
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                1,470           1,506,750
-------------------------------------------------------------------------
                                                            $   6,798,250
-------------------------------------------------------------------------
Transportation -- 0.1%
-------------------------------------------------------------------------
MTL, Inc., Sr. Sub. Notes, Variable
Rate, 6/15/06(1)                          $       400       $     378,000
-------------------------------------------------------------------------
                                                            $     378,000
-------------------------------------------------------------------------
Utilities -- 0.4%
-------------------------------------------------------------------------
Calpine Corp., Sr. Notes, 7.75%, 4/15/09  $     1,000       $     997,500
-------------------------------------------------------------------------
                                                            $     997,500
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
Wireless Communication Services -- 6.7%
-------------------------------------------------------------------------
Dobson Communications Corp., Sr. Notes,
11.75%, 4/15/07                           $       500       $     535,625
Dobson Communications Corp., Sr. Notes,
12.25%, 12/15/08(1)                             1,750           1,881,250
Dolphin Telecom PLC, Sr. Disc. Notes,
11.50%,
(0% until 2003), 6/1/08                         2,000           1,026,000
ICO Global Communications, Sr. Notes,
15.00%, 8/1/05                                  1,200             726,000
Loral Space and Communications Ltd., Sr.
Notes, 9.50%, 1/15/06(1)                        1,620           1,534,950
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until 1999), 8/15/04          2,990           3,094,650
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until 2002), 10/31/07         1,600           1,136,000
Nextel International, Inc., Sr. Disc.
Notes, 12.125%, (0% until 2003), 4/15/08        3,750           1,762,500
Nextel Partners, Inc., Sr. Disc. Notes,
14.00%,
(0% until 2004), 2/1/09(1)                      1,250             725,000
Triton PCS, Inc., Guaranteed Sr. Sub.
Notes, 11.00%, (0% until 2003), 5/1/08          1,000             595,000
Viatel, Inc., Sr. Notes, 11.50%,
3/15/09(1)                                      4,000           4,427,999
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00%, (0% until 2000), 10/15/05        1,400             987,000
-------------------------------------------------------------------------
                                                            $  18,431,974
-------------------------------------------------------------------------
Wireline Communication Services-International -- 11.3%
-------------------------------------------------------------------------
Carrier1, Sr. Notes, 13.25%, 2/15/09      $     3,000       $   3,402,000
Completel Europe NV, Sr. Disc. Notes,
14.00%,
(0% until 2004), 2/15/09                        1,960           1,038,800
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until 2002),
2/1/07                                          1,625           1,186,250
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until 2002),
2/1/07                                            900             657,000
Esat Telecom Group PLC, Sr. Notes,
11.875%, 12/1/08(1)                             1,000           1,080,000
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                3,150           3,386,250
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                2,500           1,477,122
Facilicom International, Sr. Notes,
10.50%, 1/15/08                                 1,160             896,100
Global Crossing Holding, Ltd., Sr.
Notes, 9.625%, 5/15/08                            725             807,469
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09          4,000           4,319,999

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------

Wireline Communication Services-International (continued)
-------------------------------------------------------------------------
Netia Holdings B.V., Sr. Disc. Notes,
11.25%,
(0% until 2001), 11/1/07                  $       300       $     193,500
Primus Telecom Group, Sr. Notes, 11.75%,
8/1/04                                          1,150           1,204,625
Primus Telecom Group, Sr. Notes, 11.25%,
1/15/09(1)                                      1,950           2,013,375
RSL Communications PLC, Guaranteed Sr.
Notes, 12.00%, 11/1/08                            600             663,000
RSL Communications PLC., Guaranteed Sr.
Notes, 10.50%, 11/15/08                         1,750           1,863,750
RSL Communications, Ltd., Sr. Notes,
12.25%, 11/15/06                                1,140           1,245,450
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08                                 1,960           2,018,800
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08                                 1,540           1,586,200
Viatel, Inc., Sr. Disc. Notes, 12.50%,
(0% until 2003), 4/15/08                        2,185           1,349,238
Viatel, Inc., Sr. Notes, 11.25%, 4/15/08          940             961,150
-------------------------------------------------------------------------
                                                            $  31,350,078
-------------------------------------------------------------------------
Wireline Communication Services-North America -- 9.4%
-------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2003), 2/15/08   $     1,755       $   1,114,425
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                3,765           4,169,737
Focal Communications Corp., Sr. Disc.
Notes, 12.125%, (0% until 2003), 2/15/08        1,750             980,000
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                  800             772,000
Hyperion Telecommunications, Inc., Sr.
Notes, 12.25%, 9/1/04                           1,800           1,957,500
Hyperion Telecommunications, Inc., Sr.
Sub. Notes, 12.00%, 11/1/07(1)                  1,000           1,040,000
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until 2002),
7/15/07                                           710             541,375
Intermedia Communications, Inc., Sr.
Notes, 8.60%, 6/1/08                            1,310           1,310,000
ITC Deltacom Inc., Sr. Notes, 9.75%,
11/15/08                                        1,275           1,341,938
Level 3 Communications, Inc., Sr. Disc.
Notes, 13.50%, (0% until 2003),
12/1/08(1)                                      2,450           1,552,688
McLeodUSA, Inc., Sr. Notes, 8.125%,
2/15/09(1)                                      1,600           1,604,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
Wireline Communication Services-North America (continued)
-------------------------------------------------------------------------
Metromedia Fiber Network, Inc., Sr.
Notes, 10.00%, 11/15/08(1)                $     1,680       $   1,797,600
MetroNet Communications Corp., Sr.
Notes, 12.00%, 8/15/07                          1,250           1,468,750
MetroNet Communications Corp., Sr.
Notes, 10.625%, 11/1/08(1)                        750             877,500
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                          1,680           1,850,100
Worldwide Fiber, Inc., Sr. Notes,
12.50%, 12/15/05(1)                             3,465           3,655,574
-------------------------------------------------------------------------
                                                            $  26,033,187
-------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $239,616,844)                           $ 238,008,073
-------------------------------------------------------------------------
PREFERRED STOCKS -- 9.0%

                SECURITY                  SHARES            VALUE
-------------------------------------------------------------------------
Apparel -- 0.0%
-------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)(1)             37       $      29,440
-------------------------------------------------------------------------
                                                            $      29,440
-------------------------------------------------------------------------
Broadcasting and Cable -- 2.7%
-------------------------------------------------------------------------
21st Century Telecom Group, 13.75% (PIK)          228       $      91,200
Adelphia Communications Corp., 13% (PIK)       12,000           1,380,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                          29,470           3,462,725
Pegasus Communications Corp., 12.75%
(PIK)                                           2,168           2,406,480
-------------------------------------------------------------------------
                                                            $   7,340,405
-------------------------------------------------------------------------
Business Services - Rental & Leasing -- 1.0%
-------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)(1)                                        2,063       $   2,269,300
Unisite, Inc., 8.5% (2)                         1,080             534,353
-------------------------------------------------------------------------
                                                            $   2,803,653
-------------------------------------------------------------------------
Containers and Packaging -- 0.4%
-------------------------------------------------------------------------
Packaging Corp. of America, 12.375%
(PIK)(1)                                       10,000       $   1,045,000
-------------------------------------------------------------------------
                                                            $   1,045,000
-------------------------------------------------------------------------
                SECURITY                  SHARES            VALUE
-------------------------------------------------------------------------
Electronic Equipment -- 0.3%
-------------------------------------------------------------------------
Jordan Telecom Products, Inc., 13.25%
(PIK)                                             850       $     850,000
-------------------------------------------------------------------------
                                                            $     850,000
-------------------------------------------------------------------------
Machinery -- 0.1%
-------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                     407       $     162,800
-------------------------------------------------------------------------
                                                            $     162,800
-------------------------------------------------------------------------
Wireless Communication Services -- 1.2%
-------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                           1,069       $   1,015,550
Nextel Communications, Inc., 11.125%
(PIK)                                           1,339           1,359,085
Rural Cellular Corp., 11.375% (PIK)             1,087           1,065,260
-------------------------------------------------------------------------
                                                            $   3,439,895
-------------------------------------------------------------------------
Wireline Communication Services-International -- 1.4%
-------------------------------------------------------------------------
Global Crossing Holding, Ltd., 10.5%            3,300       $   3,794,999
Viatel, Inc., 10% (PIK)(1)                      1,637             163,700
-------------------------------------------------------------------------
                                                            $   3,958,699
-------------------------------------------------------------------------
Wireline Communication Services-North America -- 1.9%
-------------------------------------------------------------------------
E.spire Communications, Inc., 12.75%
(PIK)                                           1,176       $     588,000
Intermedia Communications, Inc., 7%
(PIK)(1)                                       45,000           1,192,500
IXC Communications, Inc., Series B,
12.5% (PIK)                                     2,841           3,068,280
Nextlink Communications, Inc., 14% (PIK)        5,565             294,945
-------------------------------------------------------------------------
                                                            $   5,143,725
-------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $24,523,330)                            $  24,773,617
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COMMON STOCKS, WARRANTS AND
RIGHTS -- 0.6%

                SECURITY                  SHARES            VALUE
-------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-------------------------------------------------------------------------
21st Century Telecom Group,
Warrants(1)(3)                                    200       $          --
Pegasus Communications Corp.,
Warrants(2)(3)                                  1,410              31,373
UIH Australia/Pacific, Inc.,
Warrants(2)(3)                                    900                   9
-------------------------------------------------------------------------
                                                            $      31,382
-------------------------------------------------------------------------
Business Services-Rental & Leasing -- 0.0%
-------------------------------------------------------------------------
Unisite, Inc., Warrants(2)(3)                     750       $          --
-------------------------------------------------------------------------
                                                            $          --
-------------------------------------------------------------------------
Chemicals -- 0.0%
-------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
Common(2)(3)                                    2,400       $      15,000
-------------------------------------------------------------------------
                                                            $      15,000
-------------------------------------------------------------------------
Electronic Equipment -- 0.0%
-------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
Common(2)(3)                                      700       $          --
-------------------------------------------------------------------------
                                                            $          --
-------------------------------------------------------------------------
Foods -- 0.0%
-------------------------------------------------------------------------
Specialty Foods Acquisition Corp.,
Common(2)(3)                                   12,000       $         120
-------------------------------------------------------------------------
                                                            $         120
-------------------------------------------------------------------------
Information Technology Services -- 0.2%
-------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants
Exp. 10/1/07(2)(3)                              2,000       $          20
Diva Systems Corp., Warrants(2)(3)              4,500                  --
Splitrock Services, Inc., Warrants(2)(3)        1,000              70,000
Verio, Inc., Common(3)                         11,267             518,986
-------------------------------------------------------------------------
                                                            $     589,006
-------------------------------------------------------------------------
Machinery -- 0.0%
-------------------------------------------------------------------------
MMH Holdings, Inc., Common(3)                       5       $          --
-------------------------------------------------------------------------
                                                            $          --
-------------------------------------------------------------------------
                SECURITY                  SHARES            VALUE
-------------------------------------------------------------------------
Metals-Industrial -- 0.0%
-------------------------------------------------------------------------
Gulf States Steel, Warrants(2)(3)                 600       $          --
-------------------------------------------------------------------------
                                                            $          --
-------------------------------------------------------------------------
Retail-General -- 0.0%
-------------------------------------------------------------------------
SpinCycle, Inc., Warrants(2)(3)                   850       $          --
-------------------------------------------------------------------------
                                                            $          --
-------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
-------------------------------------------------------------------------
Microcell Telecommunications, Inc.,
Common(3)                                      31,309       $     257,322
Nextel Communications, Inc., Class A,
Common(3)                                       2,788             102,283
Nextel Communications, Inc., Warrants
Exp. 4/25/99(2)(3)                              1,800               1,080
-------------------------------------------------------------------------
                                                            $     360,685
-------------------------------------------------------------------------
Wireline Communication Services-International -- 0.1%
-------------------------------------------------------------------------
Esat Holdings, Ltd., Warrants(2)(3)               900       $      77,976
Primus Telecom Group, Warrants, Exp.
8/1/04(2)(3)                                    1,150               9,738
Versatel Telecom B.V., Warrants(2)(3)           3,500             210,000
-------------------------------------------------------------------------
                                                            $     297,714
-------------------------------------------------------------------------
Wireline Communication Services-North America -- 0.2%
-------------------------------------------------------------------------
Allegiance Telecom, Inc., Warrants Exp.
2/15/08(2)(3)                                   6,230       $     204,515
Hyperion Telecommunications, Inc., Class
A, Common(3)                                    6,060              73,288
Intermedia Communications, Inc.,
Common(3)                                       3,766             100,753
MetroNet Communications
Corp., Common(2)(3)                               772              42,434
MGC Communications, Inc., Warrants Exp.
10/01/04(3)                                     1,420              68,746
OpTel, Inc., Common(2)                          1,460              29,383
-------------------------------------------------------------------------
                                                            $     519,119
-------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $601,431)                               $   1,813,026
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SHORT-TERM INVESTMENTS -- 5.2%


                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
General Electric Capital Co., 5.0%,
4/1/99                                    $     6,399       $   6,399,000
General Motors Acceptance Corp., 4.83%,
4/7/99                                          8,000           7,993,560
-------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost $14,392,560)                          $  14,392,560
-------------------------------------------------------------------------
Total Investments -- 100.9%
   (identified cost $279,134,165)                           $ 278,987,276
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.9)%                    $  (2,393,605)
-------------------------------------------------------------------------
Net Assets -- 100%                                          $ 276,593,671
-------------------------------------------------------------------------

(PIK) Payment in kind.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.
(2)  Restricted security.
(3)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $279,134,165)                          $ 278,987,276
Cash                                              1,113
Receivable for investments sold               2,981,873
Receivable for Fund shares sold                 600,521
Interest receivable                           5,456,809
Receivable for open forward foreign
   currency contracts                           455,845
-------------------------------------------------------
TOTAL ASSETS                              $ 288,483,437
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Dividends payable                         $   1,159,519
Payable for investments purchased             9,943,209
Payable for Fund shares redeemed                632,959
Payable to affiliate for Trustees' fees           1,682
Other accrued expenses                          152,397
-------------------------------------------------------
TOTAL LIABILITIES                         $  11,889,766
-------------------------------------------------------
NET ASSETS FOR 32,728,350 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $ 276,593,671
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 285,239,285
Accumulated net realized loss (computed
   on the basis of identified cost)          (9,103,381)
Accumulated undistributed net investment
   income                                       154,480
Net unrealized appreciation (computed on
   the basis of identified cost)                303,287
-------------------------------------------------------
TOTAL                                     $ 276,593,671
-------------------------------------------------------
Net Asset Value and Redemption
Price Per Share
-------------------------------------------------------
($276,593,671 DIVIDED BY 32,728,350
   SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $        8.45
-------------------------------------------------------
Computation of Offering Price
-------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 OF $8.45)        $        8.87
-------------------------------------------------------

On sales of $25,000 or more, the offering price is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 1999
Investment Income
------------------------------------------------------
Interest                                  $ 12,354,159
Dividends                                    1,173,278
Miscellaneous                                  371,892
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 13,899,329
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    773,104
Trustees fees and expenses                      13,868
Service fees                                   184,956
Transfer and dividend disbursing agent
   fees                                        110,706
Custodian fee                                   89,020
Legal and accounting services                   23,599
Registration fees                               17,988
Printing and postage                            11,052
Miscellaneous                                   12,378
------------------------------------------------------
TOTAL EXPENSES                            $  1,236,671
------------------------------------------------------

NET INVESTMENT INCOME                     $ 12,662,658
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (2,431,609)
   Foreign currency transactions                57,054
------------------------------------------------------
NET REALIZED LOSS                         $ (2,374,555)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 14,741,746
   Foreign currency and forward foreign
      currency exchange contracts              448,854
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 15,190,600
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 12,816,045
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 25,478,703
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       MARCH 31, 1999      YEAR ENDED
in Net Assets                             (UNAUDITED)         SEPTEMBER 30, 1998
---------------------------------------------------------------------------------
From operations --
   Net investment income                     $   12,662,658       $    20,983,148
   Net realized gain (loss)                      (2,374,555)            7,819,473
   Net change in unrealized appreciation
      (depreciation)                             15,190,600           (28,049,375)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $   25,478,703       $       753,246
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                $  (12,110,129)      $   (20,370,292)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $  (12,110,129)      $   (20,370,292)
---------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares              $   64,062,796       $    98,227,680
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                      5,899,240             9,645,120
   Cost of shares redeemed                      (31,696,776)          (70,817,921)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $   38,265,260       $    37,054,879
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   51,633,834       $    17,437,833
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                       $  224,959,837       $   207,522,004
---------------------------------------------------------------------------------
AT END OF PERIOD                             $  276,593,671       $   224,959,837
---------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
---------------------------------------------------------------------------------
AT END OF PERIOD                             $      154,480       $      (398,049)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                      MARCH 31, 1999      --------------------------------------------------------------
                                      (UNAUDITED)            1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                  $   8.03        $   8.70     $   8.12     $   7.92     $   7.90     $   8.40
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                      $   0.42        $   0.81     $   0.79     $   0.80     $   0.82     $   0.83
Net realized and unrealized gain
   (loss)                                      0.40           (0.70)        0.57         0.21         0.02        (0.47)
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS               $   0.82        $   0.11     $   1.36     $   1.01     $   0.84     $   0.36
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income                 $  (0.40)       $  (0.78)    $  (0.77)    $  (0.80)    $  (0.82)    $  (0.81)
In excess of net investment income               --              --        (0.01)       (0.01)          --        (0.05)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $  (0.40)       $  (0.78)    $  (0.78)    $  (0.81)    $  (0.82)    $  (0.86)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $   8.45        $   8.03     $   8.70     $   8.12     $   7.92     $   7.90
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                               10.48%           0.98%       17.68%       13.41%       11.25%        4.25%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                $276,594        $224,960     $207,522     $143,844     $106,414     $103,482
Ratios (As a percentage of average
   daily net assets):
   Expenses                                    1.00%(2)        1.04%        1.05%        1.07%        1.09%        1.04%
   Net investment income                      10.26%(2)        9.22%        9.32%        9.96%       10.50%        9.75%
Portfolio Turnover                               84%            141%         105%          81%          84%          70%
------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

 C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1998, the Trust, for federal income tax purposes, had a capital loss carryover of $6,521,922 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2000 ($4,074,267), 2003 ($1,177) and 2004 ($2,446,478).

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Interim Financial Information -- The interim financial statements relating to
   March 31, 1999 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                          SIX MONTHS ENDED
                                          MARCH 31, 1999     YEAR ENDED
                                          (UNAUDITED)        SEPTEMBER 30, 1998
-------------------------------------------------------------------------------
Sales                                            7,857,218           11,188,933
Issued to shareholders electing to
 receive payment of distributions in
 Trust shares                                      719,468            1,110,097
Redemptions                                     (3,879,103)          (8,116,055)
-------------------------------------------------------------------------------
NET INCREASE                                     4,697,583            4,182,975
-------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at a monthly rate of 5/96 of 1% (0.625% annually) of the Trust's average monthly net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's principal underwriter, received approximately $82,000 of the sales charge on sales of Trust shares during the six months ended March 31, 1999. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.
5 Service Plan
-------------------------------------------
   The Trustees on behalf of the Trust have adopted a Service Plan (the Plan) designed to meet the requirements of the revised sales charge rule of The National Association of Securities Dealers Inc. The Service Plan provides that the Trust may make service fee payments to the Principal Underwriter, Authorized Firms or other persons in amounts not exceeding 0.25% of the Trust's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Trust to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Trust's average daily net assets for any fiscal year which is attributable to shares of the Trust sold on or after May 22, 1989 by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Pursuant to the Plan, the Trust paid or accrued $184,956 under the Plan to the Principal Underwriter and Authorized Firms during the six months ended March 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 1999 is as follows:

  Forward Foreign Currency Exchange Contracts
-------------------------------------------

                                       IN EXCHANGE FOR    NET UNREALIZED
SETTLEMENT                             (IN U.S.           APPRECIATION
DATE             DELIVER/RECEIVE       DOLLARS)           (DEPRECIATION)
-------------------------------------------------------------------------
PURCHASES
-------------------------------------------------------------------------
5/19/99          European Currency
                 Unit
                 2,099,722                $   2,282,293       $    (8,259)
-------------------------------------------------------------------------
                                          $   2,282,293       $    (8,259)
-------------------------------------------------------------------------
SALES
-------------------------------------------------------------------------
5/3/99           European Currency
                 Unit
                 2,168,000                $   2,483,010       $   137,169
5/19/99          European Currency
                 Unit
                 9,165,625                   10,253,460           326,935
-------------------------------------------------------------------------
                                          $  12,736,470       $   464,104
-------------------------------------------------------------------------

7 Line of Credit
-------------------------------------------
   The Trust participates with other funds and portfolios managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Trust may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the six months ended March 31, 1999.

8 Purchases and Sales of Investments
-------------------------------------------
   The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $223,196,746 and $193,412,523, respectively, for the six months ended March 31, 1999.

9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 279,134,165
-------------------------------------------------------
Gross unrealized appreciation             $  11,609,951
Gross unrealized depreciation               (11,756,840)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $    (146,889)
-------------------------------------------------------

10 Restricted Securities
-------------------------------------------
   At March 31, 1999, The Trust owned the following securities (representing 0.44% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                          DATE OF
DESCRIPTION                               ACQUISITION  SHARES/FACE   COST        FAIR VALUE
--------------------------------------------------------------------------------------------
PREFERRED STOCKS
--------------------------------------------------------------------------------------------
Unisite, Inc., 8.5% (PIK)                    12/19/97      1,080     $ 499,949   $   534,353
COMMON STOCKS, WARRANTS, AND RIGHTS
--------------------------------------------------------------------------------------------
Allegiance Telecom, Inc.,                   5/28/98 -
 Wts. Exp. 2/15/08                            6/10/98      6,230     $       0   $   204,515
Cellnet Data Systems, Inc.,
 Wts. Exp. 10/1/07                           12/12/97      2,000             0            20
Diva Systems Corp., Wts.                     12/30/98      4,500             0             0
Esat Holdings, Ltd., Wts.                   1/24/97 -
                                              5/28/97        900             0        77,976
Gulf States Steel, Wts.                       8/23/95        600             0             0
Jordan Telecom Products,
 Inc., Common                                 1/30/98        700             0             0
MetroNet Communications
 Corp., Common                                8/25/98        772             9        42,434
Nextel Communications, Inc.,
 Wts. Exp. 4/25/99                           10/04/94      1,800             0         1,080
OpTel, Inc., Common                        10/21/97 -
                                             10/22/97      1,460            10        29,383
Pegasus Communications
 Corp., Wts.                                 12/02/98      1,410        26,370        31,373
Primus Telecom Group, Wts.
 Exp. 8/1/04                                 10/31/97      1,150             0         9,738
Specialty Foods Acq. Corp.,
 Common                                       8/10/93     12,000         8,722           120
SpinCycle, Inc., Wts.                         4/24/98        850             0             0
Splitrock Services, Inc., Wts.                7/21/98      1,000             0        70,000
Sterling Chemicals Holdings.,
 Inc., Common                                 6/23/98      2,400            24        15,000
UIH Australia/Pacific, Inc.,
 Wts.                                         3/05/98        900             0             9
Unisite, Inc., Wts.                          12/09/97        750             0             0
Versatel Telecom, B.V. Wts.                 8/11/98 -
                                              1/29/99      3,500             0       210,000
--------------------------------------------------------------------------------------------
                                                                     $ 535,084   $ 1,226,001
--------------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE INCOME FUND OF BOSTON

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Robert Gluck
Management Consultant

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Kenneth C. Knight
Consultant

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Former Director, Fiduciary Company Incorporated

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
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
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

Investment Adviser of Eaton Vance
Income Fund of Boston
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260

Custodian
Investors Bank & Trust Company
200 Claredon Street
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123







Eaton Vance Income Fund of Boston
The Eaton Vance Building
255 State Street
Boston, MA 02109






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     This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send  money.
-------------------------------------------------------------------------------